Financial Instruments (Details) ₪ in Thousands, $ in Thousands	Sep. 30, 2020 ILS (₪)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Sep. 30, 2019 ILS (₪)
Financial liabilities at amortized costs:
Trade payables | ₪	₪ 8,213		₪ 17,062	₪ 1,552
Other payables | ₪	2,289		1,203	820
Liability in respect of government grants | ₪			14,812	14,454
Lease Liabilities | ₪	6,921		7,503	7,595
Loan from others | ₪	59,242		123,780	108,353
Financial liabilities at amortized costs | ₪	76,665		164,360	132,774
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value | ₪			16,354	6,908
Total financial liabilities | ₪	76,665		180,714	139,682
Total current | ₪	11,155		18,959	3,069
Total non-current | ₪	₪ 65,510		₪ 161,755	₪ 136,613
USD [Member]
Financial liabilities at amortized costs:
Trade payables | $		$ 2,387
Other payables | $		665
Liability in respect of government grants | $
Lease Liabilities | $		2,012
Loan from others | $		17,217
Financial liabilities at amortized costs | $		22,281
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value | $
Total financial liabilities | $		22,281
Total current | $		3,243
Total non-current | $		$ 19,038